Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurements
Assets and liabilities measured at fair value
	December 31, 2022			December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Marketable securities (Note 5)	$6,757			$9,619
Liabilities:
Derivative liabilities (Note 11)		$6,521			$-